Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 140,700	SFr 113,600
Offsetting	(130,000)	(103,800)
of which counterparty netting	(103,200)	(83,200)
of which cash collateral netting	(26,800)	(20,600)
Total net derivatives subject to enforceable master netting agreements	10,700	9,800
Total derivatives not subject to enforceable master netting agreements	6,800	3,700
Total net derivatives presented in the consolidated balance sheets	17,500	13,500
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	26,000	28,000
Securities sold under repurchase agreements, offsetting	(7,900)	(11,400)
Securities sold under repurchase agreements, net	18,100	16,600
Securities lending transactions, gross	3,500	5,500
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	3,500	5,500
Obligation to return securities received as collateral, at fair value, gross	49,900	39,000
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	49,900	39,000
Total subject to enforceable master netting agreements, gross	79,400	72,500
Total subject to enforceable master netting agreements, offsetting	(7,900)	(11,400)
Total subject to enforceable master netting agreements, net	71,500	61,100
Total not subject to enforceable master netting agreements	3,100	2,000
Total, gross	82,500	74,500
Total, net	74,600	63,100
of which reported at fair value	13,594	10,715
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,700	9,800
Derivatives, financial instruments	2,200	1,700
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	8,500	8,100
Securities sold under repurchase agreements, net	18,100	16,600
Securities sold under repurchase agreements, financial instruments	18,100	16,600
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	3,500	5,500
Securities lending transactions, financial instruments	3,200	4,500
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	300	1,000
Obligation to return securities received as collateral, at fair value, net	49,900	39,000
Obligation to return securities received as collateral, financial instruments	43,400	33,000
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	6,500	6,000
Total financial liabilities subject to enforceable master netting agreements, net	82,200	70,900
Total financial liabilities subject to enforceable master netting agreements, financial instruments	66,900	55,800
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	15,300	15,100
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	17,500	13,500
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	0
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(7,900)	(11,400)
Total, gross	31,700	34,300
Total, net	23,800	22,900
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	50,800	40,200
Total, net	50,800	40,200
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,500	6,200
Offsetting	(5,400)	(5,300)
Total net derivatives subject to enforceable master netting agreements	100	900
Amounts not offset in the consolidated balance sheets
Derivatives, net	100	900
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	114,100	102,200
Offsetting	(104,300)	(93,600)
Total net derivatives subject to enforceable master netting agreements	9,800	8,600
Amounts not offset in the consolidated balance sheets
Derivatives, net	9,800	8,600
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,100	5,200
Offsetting	(20,300)	(4,900)
Total net derivatives subject to enforceable master netting agreements	800	300
Amounts not offset in the consolidated balance sheets
Derivatives, net	800	300
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	70,900	65,100
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,600	3,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	65,700	61,900
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600	200
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	27,900	25,600
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	27,700	25,400
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	35,500	15,400
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,100	10,400
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	20,400	5,000
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,600	7,000
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700	3,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,900	4,000
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	800	500
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700	500
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	140,800	113,600
Offsetting	(130,100)	(103,800)
of which counterparty netting	(103,200)	(83,200)
of which cash collateral netting	(26,900)	(20,600)
Total net derivatives subject to enforceable master netting agreements	10,700	9,800
Total derivatives not subject to enforceable master netting agreements	6,800	3,700
Total net derivatives presented in the consolidated balance sheets	17,500	13,500
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	26,100	28,100
Securities sold under repurchase agreements, offsetting	(7,900)	(11,400)
Securities sold under repurchase agreements, net	18,200	16,700
Securities lending transactions, gross	3,500	5,500
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	3,500	5,500
Obligation to return securities received as collateral, at fair value, gross	49,900	39,000
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	49,900	39,000
Total subject to enforceable master netting agreements, gross	79,500	72,600
Total subject to enforceable master netting agreements, offsetting	(7,900)	(11,400)
Total subject to enforceable master netting agreements, net	71,600	61,200
Total not subject to enforceable master netting agreements	3,100	2,000
Total, gross	82,600	74,600
Total, net	74,700	63,200
of which reported at fair value	13,688	10,823
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,700	9,800
Derivatives, financial instruments	2,200	1,700
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	8,500	8,100
Securities sold under repurchase agreements, net	18,200	16,700
Securities sold under repurchase agreements, financial instruments	18,200	16,700
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	3,500	5,500
Securities lending transactions, financial instruments	3,200	4,500
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	300	1,000
Obligation to return securities received as collateral, at fair value, net	49,900	39,000
Obligation to return securities received as collateral, financial instruments	43,400	33,000
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	6,500	6,000
Total financial liabilities subject to enforceable master netting agreements, net	82,300	71,000
Total financial liabilities subject to enforceable master netting agreements, financial instruments	67,000	55,900
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	15,300	15,100
Bank | Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	17,500	13,500
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	0
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(7,900)	(11,400)
Total, gross	31,800	34,400
Total, net	23,900	23,000
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	50,800	40,200
Total, net	50,800	40,200
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,500	6,200
Offsetting	(5,400)	(5,300)
Total net derivatives subject to enforceable master netting agreements	100	900
Amounts not offset in the consolidated balance sheets
Derivatives, net	100	900
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	114,200	102,200
Offsetting	(104,400)	(93,600)
Total net derivatives subject to enforceable master netting agreements	9,800	8,600
Amounts not offset in the consolidated balance sheets
Derivatives, net	9,800	8,600
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,100	5,200
Offsetting	(20,300)	(4,900)
Total net derivatives subject to enforceable master netting agreements	800	300
Amounts not offset in the consolidated balance sheets
Derivatives, net	800	300
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	70,900	65,100
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,600	3,000
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	65,700	61,900
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600	200
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	27,900	25,600
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	27,700	25,400
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	35,500	15,400
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,100	10,400
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	20,400	5,000
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,600	7,000
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700	3,000
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,900	4,000
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	900	500
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	800	500
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 100	SFr 0